Summary Prospectus and
Prospectus Supplement

January 27, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 27, 2017 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 29, 2016

Emerging Markets Portfolio
(the "Portfolio")

Effective January 30, 2017, Samuel Rhee will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective January 30, 2017, all references to Mr. Rhee will be removed from the Portfolio's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  IFIEMPSPPSPT 01-17

Statement of Additional Information Supplement

January 27, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 27, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2016, as supplemented on July 15, 2016

Emerging Markets Portfolio
(the "Portfolio")

Effective January 30, 2017, Samuel Rhee will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective January 30, 2017, all references to Mr. Rhee will be removed from the Portfolio's Statement of Additional Information.

Please retain this supplement for future reference.